Retirement Plans And Postretirement Benefits (Components Of Net Postretirement Costs) (Details) (Postretirement Benefit Costs [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	497	583	685
Amortization of prior service (credit) cost	0	0	0
Curtailment (gain) loss	0	0	0
Mark-to-market loss (gain) loss	60	(219)	(3,163)
Net Cost	557	364	(2,478)
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	183	178	163
Interest cost	1,024	1,064	1,074
Amortization of prior service (credit) cost	(199)	(201)	(193)
Curtailment (gain) loss	1,170	0	0
Mark-to-market loss (gain) loss	551	1,538	1,121
Net Cost	$ 2,729	$ 2,579	$ 2,165